SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
OF
WELLS FARGO ADVANTAGE SPECIALTY FUNDS
Wells Fargo Advantage Precious Metals Fund
Wells Fargo Advantage Specialized Technology Fund
Wells Fargo Advantage Utility and Telecommunications Fund
 (each, a "Fund" and together, the "Funds")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:

I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Precious Metals Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.52%	0.52%	0.52%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.18%	1.93%	1.93%
Fee Waivers	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.10%	1.85%	1.85%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.60%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.09% for Class A, 1.84% for Class B, and 1.84% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Specialized Technology Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.55%	0.55%	0.55%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.46%	2.21%	2.21%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.46%	2.21%	2.21%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for Class A, 2.25% for Class B, and 2.25% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Utility and Telecommunications Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.52%	0.52%	0.52%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.18%	1.93%	1.93%
Fee Waivers	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.15%	1.90%	1.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.60%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Class A, 1.89% for Class B, and 1.89% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes

In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

Precious Metals Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$681	$688	$288	$188	$188
3 Years	$921	$898	$598	$598	$598
5 Years	$1,179	$1,234	$1,034	$1,034	$1,034
10 Years	$1,918	$1,961	$2,247	$1,961	$2,247

Specialized Technology Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$715	$724	$324	$224	$224
3 Years	$1,010	$991	$691	$691	$691
5 Years	$1,327	$1,385	$1,185	$1,185	$1,185
10 Years	$2,221	$2,266	$2,544	$2,266	$2,544

 Utility and Telecommunications Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$685	$693	$293	$193	$193
3 Years	$925	$903	$603	$603	$603
5 Years	$1,184	$1,239	$1,039	$1,039	$1,039
10 Years	$1,922	$1,965	$2,251	$1,965	$2,251

III. New Sub-Advisory Fee Schedule for the Specialized Technology Fund

Effective immediately, the Specialized Technology Fund's sub-advisory fee schedule in table entitled "Sub-Adviser Fee" in the section entitled "Sub-Advisers" in the Fund's SAI is hereby replaced with the following:

Fee
First $50 million	0.800%
Next $50 million	0.650%
Over $100 million	0.550%
July 1, 2015	SUP082

SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
OF
WELLS FARGO ADVANTAGE SPECIALTY FUNDS
Wells Fargo Advantage Precious Metals Fund
Wells Fargo Advantage Specialized Technology Fund
Wells Fargo Advantage Utility and Telecommunications Fund
 (each, a "Fund" and together, the "Funds")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:

I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Precious Metals Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.60%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Specialized Technology Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.38%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.34%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.33% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Utility and Telecommunications Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.60%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes

In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

Precious Metals Fund

After:
1 Year	$98
3 Years	$336
5 Years	$593
10 Years	$1,328

Specialized Technology Fund

After:
1 Year	$136
3 Years	$433
5 Years	$751
10 Years	$1,654

 Utility and Telecommunications Fund

After:
1 Year	$98
3 Years	$336
5 Years	$593
10 Years	$1,328

III. New Sub-Advisory Fee Schedule for the Specialized Technology Fund

Effective immediately, the Specialized Technology Fund's sub-advisory fee schedule in table entitled "Sub-Adviser Fee" in the section entitled "Sub-Advisers" in the Fund's SAI is hereby replaced with the following:

Fee
First $50 million	0.800%
Next $50 million	0.650%
Over $100 million	0.550%
July 1, 2015	SUP083

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE SPECIALTY FUNDS
Wells Fargo Advantage Precious Metals Fund
Wells Fargo Advantage Utility and Telecommunications Fund
 (each, a "Fund" and together, the "Funds")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:

I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Precious Metals Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.80%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.60%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.79% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Utility and Telecommunications Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.79%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.60%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes

In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

Precious Metals Fund

After:
1 Year	$82
3 Years	$266
5 Years	$466
10 Years	$1,044

 Utility and Telecommunications Fund

After:
1 Year	$81
3 Years	$265
5 Years	$465
10 Years	$1,043

III. Institutional Class Eligibility Changes

Effective immediately, the Fund's Minimum Investments table with respect to Institutional Class shares in the section entitled "Fund Summary - Purchase and Sale of Fund Shares" is hereby replaced with the following:

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

In addition, the bulleted list in the section entitled "How to Buy Shares" is hereby replaced with the following:

■

Employee benefit programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

■

Endowments, non-profits and charitable organizations who invest a minimum initial amount of $500,000 in a Fund;

■

Any other institutions or customers of financial intermediaries who invest a minimum initial amount of $1 million in a Fund;

■

Individual investors who invest a minimum initial amount of $1 million directly with a Fund; and

■

Certain investors and related accounts as detailed in a Fund's Statement of Additional Information.

July 1, 2015	SUP084

SUPPLEMENT TO THE
INVESTOR CLASS PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
OF
WELLS FARGO ADVANTAGE SPECIALTY FUNDS
 Wells Fargo Advantage Specialized Technology Fund
(the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Combined Management and Fund-Level Administration Fees

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Specialized Technology Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.54%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.53% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. New Sub-Advisory Fee Schedule

Effective immediately, the Fund's sub-advisory fee schedule in table entitled "Sub-Adviser Fee" in the section entitled "Sub-Advisers" in the Fund's SAI is hereby replaced with the following:

Fee
First $50 million	0.800%
Next $50 million	0.650%
Over $100 million	0.550%
July 1, 2015	SUP085